                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         EDGEPOINT INVESTMENT GROUP INC.
                 -------------------------------
   Address:      150 BLOOR STREET W SUITE 500
                 -------------------------------
                 TORONTO, ONTARIO
                 -------------------------------
                 M5S 2X9
                 -------------------------------

Form 13F File Number: 28-14674
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICK FARMER
         -------------------------------
Title:   CHIEF COMPLIANCE OFFICER
         -------------------------------
Phone:   416.848.9797
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Patrick Farmer          Toronto, Ontario      May 8, 2013
   ------------------------------   ------------------   --------------
             [Signature]               [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-14674                    EdgePoint Investment Group Inc.
       ---------------          ------------------------------------

                                        9
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 41
                                        --------------------

Form 13F Information Table Value Total: 2,781,807
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                                       10
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                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS    CUSIP   VALUE USD  SHRS OR   SH/ PUT/ INVESTMENT  OTHER  --------------------- AS OF DATE
                                                    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGER   SOLE    SHARED NONE
----------------------- ---------------- --------- ---------- --------- --- ---- ---------- ------- --------- ------ ---- ----------
Alere Inc.              COM              01449J105    193,271 7,570,354 SH          SOLE            7,570,354    0    0   03/28/2013
Alere Inc., 3%
 preferred, series B    PERP PFD CONV SE 01449J204     15,007    62,600 SH          SOLE               62,600    0    0   03/28/2013
Allison Transmission
 Holdings Inc.          COM              01973R101     12,123   504,895 SH          SOLE              504,895    0    0   03/28/2013
Altera Corp.            COM              21441100     168,498 4,750,441 SH          SOLE            4,750,441    0    0   03/28/2013
American International
 Group Inc.             COM NEW          26874784      97,102 2,501,338 SH          SOLE            2,501,338    0    0   03/28/2013
AMN Healthcare Services
 Inc.                   COM              1744101       98,782 6,240,164 SH          SOLE            6,240,164    0    0   03/28/2013
Bank of Nova Scotia     COM              64149107      48,738   872,600 SH          SOLE              872,600    0    0   03/28/2013
Canadian Imperial Bank
 Of Commerce            COM              136069101     13,617   173,700 SH          SOLE              173,700    0    0   03/28/2013
Carlisle Companies Inc. COM              142339100     32,037   472,590 SH          SOLE              472,590    0    0   03/28/2013
Delphi Automotive PLC   SHS              G27823106     52,361 1,179,291 SH          SOLE            1,179,291    0    0   03/28/2013
Digi International Inc. COM              253798102     23,245 2,602,978 SH          SOLE            2,602,978    0    0   03/28/2013
Drew Industries Inc.    COM NEW          26168L205     33,703   928,209 SH          SOLE              928,209    0    0   03/28/2013
EXFO Inc.               SUB VTG SHS      302046107     19,025 3,754,700 SH          SOLE            3,754,700    0    0   03/28/2013
First Service Corp.     SUB VTG SH       33761N109     11,197   336,000 SH          SOLE              336,000    0    0   03/28/2013
Fortune Brands Home &
 Security Inc.          COM              34964C106     60,408 1,613,881 SH          SOLE            1,613,881    0    0   03/28/2013
Gran Tierra Energy Inc. COM              38500T101     8,824  1,512,400 SH          SOLE            1,512,400    0    0   03/28/2013
Granite Real Estate
 Investment             UNIT 99/99/9999  387437114     43,549 1,139,043 SH          SOLE            1,139,043    0    0   03/28/2013
IMRIS Inc.              COM              45322N105     10,217 3,063,300 SH          SOLE            3,063,300    0    0   03/28/2013
International Game
 Technology             COM              459902102     86,269 5,228,450 SH          SOLE            5,228,450    0    0   03/28/2013
International Rectifier
 Corp.                  COM              460254105    145,879 6,897,356 SH          SOLE            6,897,356    0    0   03/28/2013
JPMorgan Chase & Co.    COM              46625H100    150,104 3,162,744 SH          SOLE            3,162,744    0    0   03/28/2013
Knoll Inc.              COM NEW          498904200     79,242 4,370,774 SH          SOLE            4,370,774    0    0   03/28/2013
Manpower Inc.           COM              56418H100     68,877 1,214,338 SH          SOLE            1,214,338    0    0   03/28/2013
Merit Medical Systems
 Inc.                   COM              589889104     66,897 5,456,527 SH          SOLE            5,456,527    0    0   03/28/2013
Microsoft Corp.         COM              594918104    138,451 4,839,265 SH          SOLE            4,839,265    0    0   03/28/2013
National Instruments
 Corp.                  COM              636518102     40,077 1,284,794 SH          SOLE            1,284,794    0    0   03/28/2013
PTC Inc.                COM              69370C100     27,845 1,092,395 SH          SOLE            1,092,395    0    0   03/28/2013
Ryanair Holdings PLC,
 ADR                    SPONSORED ADR    783513104    128,873 3,084,555 SH          SOLE            3,084,555    0    0   03/28/2013
Sandstorm Gold Ltd.     COM NEW          80013R206     2,522    266,500 SH          SOLE              266,500    0    0   03/28/2013
SemGroup Corp., class A CL A             81663A105     2,433     47,046 SH          SOLE               47,046    0    0   03/28/2013
SHFL Entertainment Inc. COM              78423R105     49,567 2,991,392 SH          SOLE            2,991,392    0    0   03/28/2013
TE Connectivity Ltd.    REG SHS          H84989104     85,388 2,036,431 SH          SOLE            2,036,431    0    0   03/28/2013
Team Inc.               COM              878155100     50,388 1,234,067 SH          SOLE            1,234,067    0    0   03/28/2013
Tenneco Inc.            COM              880349105     98,165 2,497,210 SH          SOLE            2,497,210    0    0   03/28/2013
The Progressive Corp.   COM              743315103    106,896 4,230,156 SH          SOLE            4,230,156    0    0   03/28/2013
Tim Hortons Inc.        COM              88706M103     45,802   843,200 SH          SOLE              843,200    0    0   03/28/2013
Toronto-Dominion Bank   COM NEW          891160509     44,004   528,800 SH          SOLE              528,800    0    0   03/28/2013
WABCO Holdings Inc.     COM              92927K102     65,118   922,480 SH          SOLE              922,480    0    0   03/28/2013
WellPoint Inc.          COM              94973V107    112,344 1,696,268 SH          SOLE            1,696,268    0    0   03/28/2013
Wells Fargo & Co.       COM              949746101    184,772 4,995,198 SH          SOLE            4,995,198    0    0   03/28/2013
Xilinx Inc.             COM              983919101     60,190 1,576,888 SH          SOLE            1,576,888    0    0   03/28/2013
                                                              ---------
                                                              2,781,807